UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07377

Morgan Stanley Insight Fund

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Insight Fund Class A - CPOAX

Morgan Stanley Insight Fund Class C - MSCMX

Morgan Stanley Insight Fund Class I - CPODX

Morgan Stanley Insight Fund Class IR - MBIRX

Morgan Stanley Insight Fund Class L - CPOCX

Morgan Stanley Insight Fund Class R6 - MCRTX

Morgan Stanley Insight Fund

Class A CPOAX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Software
19.1%
Information Technology Services
17.6%
Financial Services
9.5%
Pharmaceuticals
7.8%
Automobiles
7.6%
Biotechnology
7.4%
Tech Hardware, Storage & Peripherals
5.7%
Other[1]
25.3%

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CPOAX -TSR-SAR

Morgan Stanley Insight Fund

Class C MSCMX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MSCMX -TSR-SAR

Morgan Stanley Insight Fund

Class I CPODX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CPODX -TSR-SAR

Morgan Stanley Insight Fund

Class IR MBIRX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$40	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MBIRX -TSR-SAR

Morgan Stanley Insight Fund

Class L CPOCX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$83	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

CPOCX -TSR-SAR

Morgan Stanley Insight Fund

Class R6 MCRTX

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about Morgan Stanley Insight Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,229,409,441
# of Portfolio Holdings	37
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference1	25.3%
Tech Hardware, Storage & Peripherals	5.7%
Biotechnology	7.4%
Automobiles	7.6%
Pharmaceuticals	7.8%
Financial Services	9.5%
Information Technology Services	17.6%
Software	19.1%
Footnote	Description
Footnote[1]	Industries representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Cloudflare, Inc.	13.1%
Royalty Pharma PLC	7.8%
Tesla, Inc.	7.6%
Affirm Holdings, Inc.	6.4%
IonQ, Inc.	5.7%
AppLovin Corp.	5.0%
Space Exploration Technologies Corp.	4.8%
Opendoor Technologies, Inc.	4.7%
Aurora Innovation, Inc.	4.7%
Roivant Sciences Ltd.	4.6%
Total	64.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

MCRTX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Insight Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2026

Morgan Stanley Insight Fund
Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Notes to Consolidated Financial Statements	12
Consolidated Financial Highlights	35
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval	47
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.
This material must be preceded or accompanied by a prospectus for the fund being offered.
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Insight Fund
Consolidated Portfolio of Investments ■ June 30, 2026 (unaudited)

NUMBER OF SHARES		Value
	Common Stocks (92.9%)
	Automobiles (7.7%)
223,374	Tesla, Inc. (a)	$ 93,951,104
	Biotechnology (7.4%)
2,728,775	Arbutus Biopharma Corp. (a)	13,098,120
230,242	Immunovant, Inc. (a)	8,871,224
1,119,402	ProKidney Corp. (a)(b)	2,283,580
1,596,116	Roivant Sciences Ltd. (a)	56,486,545
252,069	XOMA Royalty Corp. (a)	10,712,933
		91,452,402
	Broadline Retail (1.5%)
10,841	MercadoLibre, Inc. (a)	18,401,405
	Capital Markets (0.6%)
1,347,470	Twenty One Capital, Inc., Class A (a)(b)	6,669,977
	Diversified Telecommunication Services (4.9%)
350,706	Space Exploration Technologies Corp., Class A (a)	59,921,627
	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Inc., Class A (acquisition cost — $1,890,214; acquired 12/22/15) (a)(c)(d)	—
	Entertainment (4.0%)
913,686	ROBLOX Corp., Class A (a)	49,686,245
	Financial Services (9.5%)
975,250	Affirm Holdings, Inc. (a)	79,531,639
5,762,169	Federal National Mortgage Association (a)	37,511,720
		117,043,359
NUMBER OF SHARES		Value
	Health Care Providers & Services (2.4%)
274,566	Agilon health, Inc. (a)	$ 29,427,984
	Information Technology Services (17.6%)
663,574	Cloudflare, Inc., Class A (a)	162,761,431
468,671	Shopify, Inc., Class A (Canada) (a)	53,512,855
		216,274,286
	Personal Care Products (0.1%)
113,700	Oddity Tech Ltd., Class A (Israel) (a)	1,720,281
	Pharmaceuticals (7.8%)
1,714,764	Royalty Pharma PLC, Class A	96,146,817
	Real Estate Management & Development (4.8%)
12,680,757	Opendoor Technologies, Inc. (a)	58,585,097
	Software (14.5%)
121,006	AppLovin Corp., Class A (a)	62,345,921
8,538,310	Aurora Innovation, Inc. (a)	58,231,274
769,689	BitMine Immersion Technologies, Inc.	10,244,561
202,039	Circle Internet Group, Inc. (a)	12,653,703
134,421	Palantir Technologies, Inc., Class A (a)	15,682,898
225,226	Strategy, Inc., Class A (a)	19,578,896
		178,737,253
	Tech Hardware, Storage & Peripherals (5.7%)
1,315,948	IonQ, Inc. (a)	70,087,390
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Portfolio of Investments ■ June 30, 2026 (unaudited) continued
NUMBER OF SHARES		Value
	Trading Companies & Distributors (4.4%)
3,135,985	QXO, Inc. (a)	$ 54,189,821
	Total Common Stocks (Cost $811,757,212)	1,142,295,048

NUMBER OF WARRANTS
Warrants (0.0%)‡
Real Estate Management & Development (0.0%)‡
349,131	Opendoor Technologies, Inc. expires 11/20/26 (a) (Cost $0)	118,449

NUMBER OF SHARES
	Preferred Stocks (4.6%)
	Software (4.6%)
296,896	Databricks, Inc., Series H (a)(c)(d) (acquisition cost - $21,817,145; acquired 8/31/21)	55,682,845
197,427	Lookout, Inc., Series F (a)(c)(d) (acquisition cost - $2,255,228; acquired 6/17/14)	379,060
	Total Preferred Stocks (Cost $24,072,373)	56,061,905
	Investment Company (1.7%)
626,653	iShares Bitcoin Trust ETF (a) (Cost $24,247,899)	20,861,278

NUMBER OF SHARES (000)		Value
	Short-Term Investments (1.6%)
	Investment Company (1.0%)
12,664	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note 9) (Cost $12,663,662)	$ 12,663,662
	Securities held as Collateral on Loaned Securities (0.6%)
	Investment Company (0.5%)
5,502	Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 3.52% (See Note 9)	5,501,699

PRINCIPAL AMOUNT (000)
Repurchase Agreements (0.1%)
$ 347	Citigroup, Inc., (3.50%, dated 6/30/26, due 7/1/26; proceeds $347,414; fully collateralized by a U.S. Government obligation; 4.00% due 2/28/30; valued at $354,333)	347,381
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Portfolio of Investments ■ June 30, 2026 (unaudited) continued
PRINCIPAL AMOUNT (000)		Value
$430	HSBC Securities USA, Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $429,864; fully collateralized by a U.S. Government obligation; 0.00% due 5/15/30; valued at $438,418)	$ 429,820
430	JP Morgan Securities LLC, (3.64%, dated 6/30/26, due 7/1/26; proceeds $429,864; fully collateralized by U.S. Government obligations; 0.00% - 4.63% due 7/15/26 - 2/15/48; valued at $438,418)	429,820
430	Merrill Lynch & Co., Inc., (3.64%, dated 6/30/26, due 7/1/26; proceeds $429,864; fully collateralized by U.S. Government obligations; 0.00% - 4.13% due 9/3/26 - 2/15/39; valued at $438,418)	429,820
		1,636,841
	Total Securities held as Collateral on Loaned Securities (Cost $7,138,540)	7,138,540

PRINCIPAL AMOUNT (000)		Value
	Total Short-Term Investments (Cost $19,802,202)	$19,802,202

Total Investments Excluding Purchased Options (Cost $879,879,686)	100.8%	1,239,138,882
Total Purchased Options Outstanding (Cost $5,461,903)	0.1%	1,247,860
Total Investments (Cost $885,341,589) including $6,693,342 of Securities Loaned (e)	100.9%	1,240,386,742
Liabilities in Excess of Other Assets	(0.9)	(11,114,854)
Net Assets	100.0%	$1,229,271,888

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2026.
(c)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security
description. The Fund has registration rights for certain
restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted
securities (excluding 144A holdings) at June 30,
2026 amounts to $56,061,905 and represents 4.6% of net
assets.

(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
At June 30, 2026, the aggregate cost for federal income tax
purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $499,032,559
and the aggregate gross unrealized depreciation is
$143,987,406, resulting in net unrealized appreciation of
$355,045,153.

ETF	Exchange Traded Fund.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Portfolio of Investments ■ June 30, 2026 (unaudited) continued

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2026:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
Standard Chartered Bank	USD/CNH	CNH	6.95	7/6/27	582,851,637	$582,852	$1,098,093	$1,235,646	$(137,553)
Barclays Bank PLC	USD/CNH	CNH	7.20	2/12/27	472,374,137	472,374	119,038	1,241,117	(1,122,079)
Standard Chartered Bank	USD/CNH	CNH	7.32	12/17/26	512,895,405	512,895	30,261	1,451,494	(1,421,233)
Standard Chartered Bank	USD/CNH	CNH	7.58	8/11/26	468,728,898	468,729	468	1,533,646	(1,533,178)
							$1,247,860	$5,461,903	$(4,214,043)

CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Portfolio of Investments ■ June 30, 2026 (unaudited) continued

Consolidated Summary of Investments (unaudited)
Industry †	Value	Percent of Total Investments
Software	$234,799,158	19.0%
Information Technology Services	216,274,286	17.5
Financial Services	117,043,359	9.5
Pharmaceuticals	96,146,817	7.8
Automobiles	93,951,104	7.6
Biotechnology	91,452,402	7.4
Tech Hardware, Storage & Peripherals	70,087,390	5.7
Diversified Telecommunication Services	59,921,627	4.9
Real Estate Management & Development	58,585,097	4.8
Trading Companies & Distributors	54,189,821	4.4
Entertainment	49,686,245	4.0
Investment Companies	33,524,940	2.7
Health Care Providers & Services	29,427,984	2.4
Broadline Retail	18,401,405	1.5
Capital Markets	6,669,977	0.6
Personal Care Products	1,720,281	0.1
Purchased Options	1,247,860	0.1
Warrants	118,449	0.0
Electronic Equipment, Instruments & Components	— ††	0.0
Total Investments	$1,233,248,202 ††	100.0%

†	Does not reflect the value of securities held as collateral on loaned securities.
††	Includes a security valued at zero.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities June 30, 2026 (unaudited)

Assets:
Investments in securities, at value (cost $867,176,228) (Including $6,693,342 for securities loaned)	$1,222,221,381
Investment in affiliate, at value (cost $18,165,361)	18,165,361
Total investments in securities, at value (cost $885,341,589)	1,240,386,742
Receivable for:
Investments sold	1,525,585
Shares of beneficial interest sold	138,101
Dividends from affiliate	72,078
Securities lending income	27,643
Prepaid expenses and other assets	216,373
Total Assets	1,242,366,522
Liabilities:
Collateral on securities loaned, at value	7,138,540
Due to broker	340,000
Payable for:
Investments purchased	3,302,115
Shares of beneficial interest redeemed	851,612
Advisory fee	645,523
Transfer and sub transfer agency fees	243,511
Distribution fee	209,957
Administration fee	79,270
Accrued expenses and other payables	284,106
Total Liabilities	13,094,634
Net Assets	$1,229,271,888
Composition of Net Assets:
Paid-in-Capital	$2,095,043,535
Total Accumulated Loss	(865,771,647)
Net Assets	$1,229,271,888
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Statements continued
Consolidated Statement of Assets and Liabilities June 30, 2026 (unaudited)
Class A Shares:
Net Assets	$702,292,258
Shares Outstanding (unlimited shares authorized, $0.01 par value)	15,174,709
Net Asset Value Per Share	$46.28
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$48.85
Class L Shares:
Net Assets	$16,200,243
Shares Outstanding (unlimited shares authorized, $0.01 par value)	859,547
Net Asset Value Per Share	$18.85
Class I Shares:
Net Assets	$425,528,032
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,348,863
Net Asset Value Per Share	$57.90
Class C Shares:
Net Assets	$71,968,752
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,151,862
Net Asset Value Per Share	$17.33
Class R6 Shares:
Net Assets	$13,262,256
Shares Outstanding (unlimited shares authorized, $0.01 par value)	226,022
Net Asset Value Per Share	$58.68
Class IR Shares:
Net Assets	$20,347
Shares Outstanding (unlimited shares authorized, $0.01 par value)	345
Net Asset Value Per Share	$58.97
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Statements continued
Consolidated Statement of Operations For the six months ended June 30, 2026 (unaudited)

Net Investment Loss: Income
Dividends	$787,562
Dividends from affiliate (Note 9)	488,357
Income from securities loaned — net	158,831
Total Income	1,434,750
Expenses
Advisory fee (Note 4)	3,982,631
Distribution fee (Class A) (Note 5)	867,046
Distribution fee (Class L) (Note 5)	59,667
Distribution fee (Class C) (Note 5)	377,583
Sub transfer agency fees and expenses (Class A)	464,413
Sub transfer agency fees and expenses (Class L)	8,701
Sub transfer agency fees and expenses (Class I)	231,319
Sub transfer agency fees and expenses (Class C)	44,963
Administration fee (Note 4)	486,282
Professional fees	134,328
Shareholder reports and notices	54,655
Transfer agency fees and expenses (Class A) (Note 6)	22,583
Transfer agency fees and expenses (Class L) (Note 6)	2,224
Transfer agency fees and expenses (Class I) (Note 6)	14,112
Transfer agency fees and expenses (Class C) (Note 6)	3,550
Transfer agency fees and expenses (Class R6) (Note 6)	2,262
Transfer agency fees and expenses (Class IR) (Note 6)	984
Registration fees	44,697
Custodian fees (Note 8)	15,850
Trustees' fees and expenses	2,054
Other	36,917
Total Expenses	6,856,821
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(26,284)
Less: reimbursement of class specific expenses (Class IR) (Note 4)	(981)
Net Expenses	6,829,556
Net Investment Loss	(5,394,806)
Realized and Unrealized Gain (Loss):
Net Realized Gain	84,532,518
Change in Unrealized Appreciation (Depreciation) on:
Investments	(70,802,352)
Net Gain	13,730,166
Net Increase in Net Assets Resulting from Operations	$8,335,360
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Statements continued
Consolidated Statements of Changes in Net Assets

	For The Six Months Ended June 30, 2026	For The Year Ended December 31, 2025
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(5,394,806)	$(13,628,475)
Net realized gain	84,532,518	313,679,041
Net change in unrealized appreciation (depreciation)	(70,802,352)	(52,462,059)
Net Increase in Net Assets Resulting from Operations	8,335,360	247,588,507
Net decrease from transactions in shares of beneficial interest	(166,679,786)	(276,909,860)
Net Decrease	(158,344,426)	(29,321,353)
Net Assets:
Beginning of period	1,387,616,314	1,416,937,667
End of Period	$1,229,271,888	$1,387,616,314
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited)
1. Organization and Accounting Policies
Morgan Stanley Insight Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.
The Fund applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund’s Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.
The Fund has issued Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.
The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.
The following is a summary of significant accounting policies:
The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Insight Cayman Portfolio, Ltd. (the “Subsidiary”). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2026, the Subsidiary represented $20,858,911 or 1.70% of the net assets of the Fund.
Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service (“IRS”) revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company (“RIC”). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund’s taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.
A. Valuation of Investments —  (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) an unlisted equity security that trades over-the-counter (“OTC”) for which market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
B. Accounting for Investments —  Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Discounts are accreted and premiums are amortized over the life of the respective securities and

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
are included in interest income. Interest income is accrued daily as earned.
C. Multiple Class Allocations —  Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agency, Co-Transfer Agency and Sub Transfer Agency fees.
D. Foreign Currency Translation and Foreign Investments —  The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.
E. Repurchase Agreements —  The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.
F. Securities Lending —  The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from securities loaned — net” in the Fund's Consolidated Statement of Operations.
The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:
Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than $0)
$6,693,342(a)	$—	$(6,693,342)(b)(c)	$0

(a)	Represents market value of loaned securities at period end.
(b)
The Fund received cash collateral of approximately $7,138,540, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

(c)	The actual collateral received is greater than the amount shown here due to overcollateralization.
FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.
The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2026:
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 Days	Total
Securities Lending Transactions
Common Stocks	$7,138,540	$—	$—	$—	$7,138,540
Total Borrowings	$7,138,540	$—	$—	$—	$7,138,540
Gross amount of recognized liabilities for securities lending transactions					$7,138,540
G. Restricted Securities —  The Fund invests in unregistered or otherwise restricted securities. The term “restricted securities” refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.
H. Dividends and Distributions to Shareholders  —  Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.
I. Use of Estimates  —  The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
J. Indemnifications —  The Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K. Segment Reporting —  The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. The Fund’s President acts as the Fund’s Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s consolidated financial statements.
2. Fair Valuation Measurements
FASB ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
●Level 1 — unadjusted quoted prices in active markets for identical investments
●Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
●Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2026:
Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks
Automobiles	$93,951,104	$—	$—	$93,951,104
Biotechnology	91,452,402	—	—	91,452,402
Broadline Retail	18,401,405	—	—	18,401,405
Capital Markets	6,669,977	—	—	6,669,977
Diversified Telecommunication Services	59,921,627	—	—	59,921,627
Electronic Equipment, Instruments & Components	—	—	— †	— †
Entertainment	49,686,245	—	—	49,686,245
Financial Services	117,043,359	—	—	117,043,359
Health Care Providers & Services	29,427,984	—	—	29,427,984
Information Technology Services	216,274,286	—	—	216,274,286
Personal Care Products	1,720,281	—	—	1,720,281
Pharmaceuticals	96,146,817	—	—	96,146,817
Real Estate Management & Development	58,585,097	—	—	58,585,097
Software	178,737,253	—	—	178,737,253
Tech Hardware, Storage & Peripherals	70,087,390	—	—	70,087,390
Trading Companies & Distributors	54,189,821	—	—	54,189,821
Total Common Stocks	1,142,295,048	—	— †	1,142,295,048 †

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Warrants
Real Estate Management & Development	$118,449	$—	$—	$118,449
Preferred Stocks
Software	—	—	56,061,905	56,061,905
Investment Company	20,861,278	—	—	20,861,278
Call Options Purchased	—	1,247,860	—	1,247,860
Short-Term Investments
Investment Company	18,165,361	—	—	18,165,361
Repurchase Agreements	—	1,636,841	—	1,636,841
Total Short-Term Investments	18,165,361	1,636,841	—	19,802,202
Total Assets	$1,181,440,136	$2,884,701	$56,061,905 †	$1,240,386,742 †

†	Includes a security valued at zero.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	COMMON STOCK	PREFERRED STOCKS
Beginning Balance	$—†	$96,939,205
Purchases	—	—
Sales	—	(43,065,400)
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	(24,221,386)
Realized gains (losses)	—	26,409,486
Ending Balance	$—†	$56,061,905
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2026	$—	$(24,221,386)

†	Includes a security valued at zero.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026. Various

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of June 30, 2026:
	Fair Value at June 30, 2026	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$56,061,905	Market Transaction Method	Precedent Transaction	$1.93 - $190/$188.70	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	12.0% - 20.0%/13.1%	Decrease
			Perpetual Growth Rate	3.0% - 4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.3x - 33.6x/18.6x	Increase
			Discount for Lack of Marketability	17.0% - 18.0%/18.0%	Decrease

*
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments,

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.
Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:
Options— In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss  is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premium paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2026:
Primary Risk Exposure	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value
Currency Risk	Investments, at Value (Purchased Options)	$149,767(a)

(a)	Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.
The following tables set forth by primary risk exposure of the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2026 in accordance with ASC 815:
AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	Purchased Options
Currency Risk	$(3,866,937)(a)

(a)	Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change In Unrealized Appreciation (Depreciation) On Derivatives
Primary Risk Exposure	Purchased Options
Currency Risk	$1,643,713(a)

(a)	Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
At June 30, 2026, the Fund’s derivative assets and liabilities are as follows:
Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Fund Derivatives	Assets(a)	Liabilities(a)
Purchased Options	$149,767(b)	$—

(a)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
(b)	Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.
The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2026:
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities	Financial Instrument	Collateral Received(a)	Net Amount (not less than $0)
Barclays Bank PLC	$ 119,038	$—	$(119,038)	$ 0
Standard Chartered Bank	1,128,822	—	(160,000)	968,822
Total	$1,247,860	$—	$(279,038)	$968,822

(a)	In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.
For the six months ended June 30, 2026, the average monthly amount outstanding for each derivative type is as follows:
Purchased Options:
Average monthly notional amount	$1,861,748,002
4. Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the six months ended June 30, 2026, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.65% of the Fund’s average daily net assets.
The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s average daily net assets.
Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C, 0.85% for Class R6 and 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2026, $981 of other expenses were reimbursed by the Adviser pursuant to this arrangement.
The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the “Agreement”). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.
The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.
5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b−1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.
In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that there were no unreimbursed expenses representing a gross sales commission credited to Financial Intermediaries in the case of Class A, Class L, or Class C at June 30, 2026. For the six months ended June 30, 2026, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.
The Distributor has informed the Fund that for the six months ended June 30, 2026, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares and Class C

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
shares of $7,275 and $3,187, respectively, and received $34,273 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.
6. Dividend Disbursing and Transfer/Co-Transfer Agent
The Fund’s dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Fund.
Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2026, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agency fees and expenses" in the Consolidated Statement of Operations, amounted to $7,199.

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
7. Shares of Beneficial Interest
Transactions in shares of beneficial interest, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025
	(unaudited)
	Shares	Amount	Shares	Amount
CLASS A SHARES
Sold	307,237	$ 13,349,331	1,219,484	$ 52,212,199
Redeemed	(2,406,358)	(104,350,912)	(4,753,409)	(203,239,907)
Net decrease — Class A	(2,099,121)	(91,001,581)	(3,533,925)	(151,027,708)
CLASS L SHARES
Redeemed	(89,780)	(1,589,987)	(234,098)	(4,297,939)
CLASS I SHARES
Sold	694,371	37,266,238	2,152,106	111,139,720
Redeemed	(1,729,601)	(93,728,823)	(3,879,949)	(201,901,081)
Net decrease — Class I	(1,035,230)	(56,462,585)	(1,727,843)	(90,761,361)
CLASS C SHARES
Sold	39,438	644,818	190,285	3,120,996
Redeemed	(969,942)	(15,838,578)	(2,282,038)	(36,672,151)
Net decrease — Class C	(930,504)	(15,193,760)	(2,091,753)	(33,551,155)
CLASS R6 SHARES
Sold	29,297	1,621,253	117,726	6,599,855
Redeemed	(74,559)	(4,053,126)	(75,301)	(3,871,552)
Net increase (decrease) — Class R6	(45,262)	(2,431,873)	42,425	2,728,303
CLASS IR SHARES
Net decrease in Fund	(4,199,897)	$(166,679,786)	(7,545,194)	$(276,909,860)
8. Custodian Fees
State Street (the “Custodian”) also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.
9. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2026, aggregated $258,141,899 and $415,954,675,

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $23,495,138 and $872,680, respectively.
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, advisory fees paid were reduced by $26,284 relating to the Fund’s investment in the Liquidity Fund.
A summary of the Fund’s transactions in shares of affiliated investments during the six months ended June 30, 2026 is as follows:
Affiliated Investment Company	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	DIVIDEND INCOME	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026
Liquidity Fund	$44,144,981	$271,047,518	$297,027,138	$488,357	$—	$—	$18,165,361
During the six months ended June 30, 2026, the Fund incurred $1,520 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.
The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a−7 under the Act (the “Rule”). As a result of a change in the Rule 2a−5 under the act, which impacts transactions under Rule 17a−7, a security is an eligible security for purposes of Rule 17a−7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a−7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a−5.
For the six months ended June 30, 2026, the Fund did not engage in any cross-trade transactions.
Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.
10. Federal Income Tax Status
It is the Fund’s intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.
The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09,Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
Consolidated Statement of Operations. Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely than- not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the state departments of revenue and by foreign tax authorities.
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:
2025 Distributions Paid From:		2024 Distributions Paid From:
Ordinary Income	Paid-in- Capital	Ordinary Income	Paid-in- Capital
$—	$—	$9,906,573	$128,995

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
Permanent differences, primarily due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2025:
Total Accumulated Loss	Paid-in Capital
$15,332,275	$(15,332,275)

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
At December 31, 2025, the Fund had no distributable earnings on a tax basis.
At December 31, 2025, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $328,436,117 and $891,483,391, respectively, that do not have an expiration date.
To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2025, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $284,945,478.
11. Market Risk and Geopolitical Risk and Risks Relating to Certain Financial Instruments
The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund’s indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETF’s investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for

Morgan Stanley Insight Fund
Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.
The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies,issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.  The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate preexisting risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.
12. Credit Facility
The Fund and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds effective rate or overnight bank funding rate. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2026, the Fund did not have any borrowings under the Facility.

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Notes to Consolidated Financial Statements ■ June 30, 2026 (unaudited) continued
13. Other
At June 30, 2026, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 64.0%.

Morgan Stanley Insight Fund
Consolidated Financial Highlights
Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$45.66	$38.40	$26.39	$17.28	$65.88	$80.81
Income (loss) from investment operations:
Net investment loss(1)	(0.20)	(0.42)	(0.27)	(0.19)	(0.34)	(0.79)
Net realized and unrealized gain (loss)	0.82	7.68	12.51	9.30	(39.30)	(4.30)
Total income (loss) from investment operations	0.62	7.26	12.24	9.11	(39.64)	(5.09)
Less distributions from:
Net investment income	—	—	(0.23)	—	—	(0.02)
Net realized gain	—	—	—	—	(8.96)	(9.82)
Total distributions	—	—	(0.23)	—	(8.96)	(9.84)
Net asset value, end of period	$46.28	$45.66	$38.40	$26.39	$17.28	$65.88
Total Return(2)	1.38%(3)	18.91%	46.33%	52.72%(4)	(61.43)%	(6.60)%
Ratios to Average Net Assets:
Net expenses	1.17%(5)(6)	1.16%(6)	1.15%(6)	1.11%(6)(7)	1.15%(6)	1.10%(6)
Net expenses excluding interest expenses	N/A	1.16%(6)	1.15%(6)	N/A	N/A	1.10%(6)
Net investment loss	(0.93)%(5)(6)	(0.99)%(6)	(0.94)%(6)	(0.88)%(6)(7)	(0.94)%(6)	(0.92)%(6)
Rebate from Morgan Stanley affiliate	0.00%(5)(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)	0.00%(8)
Supplemental Data:
Net assets, end of period, in thousands	$702,292	$788,694	$799,021	$810,696	$660,505	$2,599,064
Portfolio turnover rate	21%(3)	48%	44%	40%	37%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)	Annualized.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued
(6)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.15%	(0.92)%

(8)	Amount is less than 0.005%.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.64	$15.76	$10.98	$7.23	$40.00	$53.31
Income (loss) from investment operations:
Net investment loss(1)	(0.12)	(0.26)	(0.17)	(0.12)	(0.30)	(0.76)
Net realized and unrealized gain (loss)	0.33	3.14	5.20	3.87	(23.51)	(2.73)
Total income (loss) from investment operations	0.21	2.88	5.03	3.75	(23.81)	(3.49)
Less distributions from:
Net investment income	—	—	(0.25)	—	—	(0.00)(2)
Net realized gain	—	—	—	—	(8.96)	(9.82)
Total distributions	—	—	(0.25)	—	(8.96)	(9.82)
Net asset value, end of period	$18.85	$18.64	$15.76	$10.98	$7.23	$40.00
Total Return(3)	1.13%(4)	18.27%	45.63%	52.08%(5)	(61.64)%	(6.98)%
Ratios to Average Net Assets:
Net expenses	1.67%(6)(7)	1.67%(7)	1.64%(7)	1.59%(7)(8)	1.62%(7)	1.53%(7)
Net expenses excluding interest expenses	N/A	1.67%(7)	1.64%(7)	N/A	N/A	1.53%(7)
Net investment loss	(1.43)%(6)(7)	(1.50)%(7)	(1.43)%(7)	(1.36)%(7)(8)	(1.41)%(7)	(1.35)%(7)
Rebate from Morgan Stanley affiliate	0.00%(6)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Supplemental Data:
Net assets, end of period, in thousands	$16,200	$17,695	$18,647	$15,325	$11,949	$44,361
Portfolio turnover rate	21%(4)	48%	44%	40%	37%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005 per share.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)
Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued
(6)	Annualized.
(7)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(8)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.64%	(1.41)%

(9)	Amount is less than 0.005%.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$57.05	$47.85	$32.81	$21.44	$76.46	$91.91
Income (loss) from investment operations:
Net investment loss(1)	(0.18)	(0.38)	(0.24)	(0.17)	(0.30)	(0.63)
Net realized and unrealized gain (loss)	1.03	9.58	15.59	11.54	(45.76)	(4.96)
Total income (loss) from investment operations	0.85	9.20	15.35	11.37	(46.06)	(5.59)
Less distributions from:
Net investment income	—	—	(0.31)	—	—	(0.04)
Net realized gain	—	—	—	—	(8.96)	(9.82)
Total distributions	—	—	(0.31)	—	(8.96)	(9.86)
Net asset value, end of period	$57.90	$57.05	$47.85	$32.81	$21.44	$76.46
Total Return(2)	1.51%(3)	19.23%	46.71%	53.03%(4)	(61.32)%	(6.35)%
Ratios to Average Net Assets:
Net expenses	0.90%(5)(6)	0.89%(6)	0.90%(6)	0.88%(6)(7)(8)	0.90%(6)	0.83%(6)
Net expenses excluding interest expenses	N/A	0.89%(6)	0.90%(6)	N/A	N/A	0.83%(6)
Net investment loss	(0.66)%(5)(6)	(0.71)%(6)	(0.69)%(6)	(0.65)%(6)(7)(8)	(0.70)%(6)	(0.65)%(6)
Rebate from Morgan Stanley affiliate	0.00%(5)(9)	0.01%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Supplemental Data:
Net assets, end of period, in thousands	$425,528	$478,298	$483,847	$571,096	$501,518	$2,746,086
Portfolio turnover rate	21%(3)	48%	44%	40%	37%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)
Performance was positively impacted by approximately 0.04% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 52.99%.

(5)	Annualized.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued
(6)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.92%	(0.69)%

(8)
If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.93%	(0.70)%

(9)	Amount is less than 0.005%.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.16	$14.54	$10.14	$6.70	$38.71	$52.06
Income (loss) from investment operations:
Net investment loss(1)	(0.13)	(0.28)	(0.18)	(0.14)	(0.35)	(0.88)
Net realized and unrealized gain (loss)	0.30	2.90	4.79	3.58	(22.70)	(2.65)
Total income (loss) from investment operations	0.17	2.62	4.61	3.44	(23.05)	(3.53)
Less distributions from:
Net investment income	—	—	(0.21)	—	—	(0.00)(2)
Net realized gain	—	—	—	—	(8.96)	(9.82)
Total distributions	—	—	(0.21)	—	(8.96)	(9.82)
Net asset value, end of period	$17.33	$17.16	$14.54	$10.14	$6.70	$38.71
Total Return(3)	1.05%(4)	18.02%	45.33%	51.34%(5)	(61.68)%	(7.25)%
Ratios to Average Net Assets:
Net expenses	1.91%(6)(7)	1.90%(7)	1.90%(7)	1.88%(7)(8)	1.88%(7)	1.80%(7)(9)
Net expenses excluding interest expenses	N/A	1.90%(7)	1.90%(7)	N/A	N/A	1.80%(7)(9)
Net investment loss	(1.67)%(6)(7)	(1.72)%(7)	(1.69)%(7)	(1.65)%(7)(8)	(1.67)%(7)	(1.62)%(7)(9)
Rebate from Morgan Stanley affiliate	0.00%(6)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.00%(10)
Supplemental Data:
Net assets, end of period, in thousands	$71,969	$87,232	$104,321	$104,895	$83,721	$357,118
Portfolio turnover rate	21%(4)	48%	44%	40%	37%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005 per share.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued
(5)
Reflects prior period transfer agency and/or sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)	Annualized.
(7)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(8)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.92%	(1.69)%

(9)
If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2021	1.81%	(1.63)%

(10)	Amount is less than 0.005%.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class R6 Shares(1)
Selected Per Share Data:
Net asset value, beginning of period	$57.79	$48.43	$33.20	$21.67	$76.99	$92.39
Income (loss) from investment operations:
Net investment loss(2)	(0.16)	(0.35)	(0.21)	(0.14)	(0.24)	(0.52)
Net realized and unrealized gain (loss)	1.05	9.71	15.76	11.67	(46.12)	(5.01)
Total income (loss) from investment operations	0.89	9.36	15.55	11.53	(46.36)	(5.53)
Less distributions from:
Net investment income	—	—	(0.32)	—	—	(0.05)
Net realized gain	—	—	—	—	(8.96)	(9.82)
Total distributions	—	—	(0.32)	—	(8.96)	(9.87)
Net asset value, end of period	$58.68	$57.79	$48.43	$33.20	$21.67	$76.99
Total Return(3)	1.56%(4)	19.31%	46.79%	53.21%(5)	(61.29)%	(6.24)%
Ratios to Average Net Assets:
Net expenses	0.81%(6)(7)	0.82%(7)	0.82%(7)	0.77%(7)(8)	0.78%(7)(9)	0.72%(7)(9)
Net expenses excluding interest expenses	N/A	0.82%(7)	0.82%(7)	N/A	N/A	0.72%(7)(9)
Net investment loss	(0.57)%(6)(7)	(0.65)%(7)	(0.61)%(7)	(0.54)%(7)(8)	(0.57)%(7)(9)	(0.53)%(7)(9)
Rebate from Morgan Stanley affiliate	0.00%(6)(10)	0.00%(10)	0.00%(10)	0.00%(10)	0.01%	0.00%(10)
Supplemental Data:
Net assets, end of period, in thousands	$13,262	$15,676	$11,085	$78,733	$74,343	$209,463
Portfolio turnover rate	21%(4)	48%	44%	40%	37%	72%

(1)	Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued
(5)
Performance was positively impacted by approximately 0.05% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 53.16%.

(6)	Annualized.
(7)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(8)	If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.80%	(0.57)%

(9)
If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2022	0.79%	(0.58)%
December 31, 2021	0.73	(0.54)

(10)	Amount is less than 0.005%.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,
		2025	2024	2023	2022	2021
	(unaudited)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$58.07	$48.67	$33.35	$21.77	$77.24	$92.65
Income (loss) from investment operations:
Net investment loss(1)	(0.16)	(0.35)	(0.23)	(0.14)	(0.29)	(0.54)
Net realized and unrealized gain (loss)	1.06	9.75	15.87	11.72	(46.22)	(5.00)
Total income (loss) from investment operations	0.90	9.40	15.64	11.58	(46.51)	(5.54)
Less distributions from:
Net investment income	—	—	(0.32)	—	—	(0.05)
Net realized gain	—	—	—	—	(8.96)	(9.82)
Total distributions	—	—	(0.32)	—	(8.96)	(9.87)
Net asset value, end of period	$58.97	$58.07	$48.67	$33.35	$21.77	$77.24
Total Return(2)	1.55%(3)	19.31%	46.84%	53.19%(4)	(61.29)%	(6.23)%
Ratios to Average Net Assets:
Net expenses	0.81%(5)(6)	0.82%(6)	0.82%(6)(7)	0.76%(6)(7)(8)	0.76%(6)	0.72%(6)
Net expenses excluding interest expenses	N/A	0.82%(6)	0.82%(6)(7)	N/A	N/A	0.72%(6)
Net investment loss	(0.57)%(5)(6)	(0.64)%(6)	(0.62)%(6)(7)	(0.52)%(6)(7)(8)	(0.61)%(6)	(0.55)%(6)
Rebate from Morgan Stanley affiliate	0.00%(5)(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)	0.00%(9)
Supplemental Data:
Net assets, end of period, in thousands	$20	$20	$17	$11	$7	$195,328
Portfolio turnover rate	21%(3)	48%	44%	40%	37%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Consolidated Financial Highlights continued
(4)
Performance was positively impacted by approximately 0.04% for Class IR shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class IR shares would have been 53.15%.

(5)	Annualized.
(6)
The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(7)
If the Fund had borne all of its expenses that were reimbursed and/or waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
June 30, 2026	11.25%	(11.01)%
December 31, 2025	11.95	(11.71)
December 31, 2024	18.88	(18.68)
December 31, 2023	28.71	(28.47)

(8)
If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the net expenses and net investment loss ratios, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.80%	(0.56)%

(9)	Amount is less than 0.005%.
See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund
Investment Advisory Agreement Approval (unaudited)
Nature, Extent and Quality of Services
The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser’s expense. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. (“Broadridge”).
The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.
Performance, Fees and Expenses of the Fund
The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2025, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group averages for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the Fund’s contractual management fee was lower than its peer

Morgan Stanley Insight Fund
Investment Advisory Agreement Approval (unaudited) continued
group average, and the actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund’s performance, management fee and total expense ratio were competitive with its peer group averages.
Economies of Scale
The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which includes breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.
Profitability of the Adviser and Affiliates
The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.
Other Benefits of the Relationship
The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.
Resources of the Adviser and Historical Relationship Between the Fund and the Adviser
The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s

Morgan Stanley Insight Fund
Investment Advisory Agreement Approval (unaudited) continued
operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.
General Conclusion
After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

(This page has been left blank intentionally.)

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.
Morgan Stanley Distribution, Inc., member FINRA.
© 2026 Morgan Stanley
CPOAX-NCSR 6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 21, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 21, 2026